WARRANT LIABILITY (Details 2) - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Warrants Outstanding and Exercisable	1,950,412	2,980,774
September 25, 2023 [Member]
Statement [Line Items]
Warrants Outstanding and Exercisable	1,950,412	2,980,774
Expiry Date	Sep. 25, 2023
Exercise Price	$ 0.80